CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Schedule of Condensed Balance Sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 308,676	$ 47,307	¥ 361,220
Total current assets	335,853	51,472	430,326
Non-current assets:
Property and equipment, net	19,779	3,031	64,112
Total non-current assets	134,620	20,631	265,453
TOTAL ASSETS	470,473	72,103	695,779		¥ 1,246,584
Current liabilities:
Accrued payroll and welfare payable	13,401	2,054	6,879
Accrued expenses and other liabilities	55,960	8,577	51,398
Total current liabilities	73,620	11,284	77,162
TOTAL LIABILITIES	79,953	12,255	111,861
Shareholders' equity:
Additional paid-in capital	2,602,883	398,909	2,547,293
Treasury shares	(143,780)	(22,035)	(143,780)
Accumulated other comprehensive income	128,441	19,684	141,484
Total BIT Mining Limited shareholders' equity	403,777	61,880	584,456
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	470,473	72,103	695,779
Class A Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	151	22	145
Class B Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value			6
Parent Company [Member]
Current assets:
Cash and cash equivalents	3,325	510	6,116	$ 938	¥ 12,338	¥ 1,304
Other current assets	8,465	1,297	9,101
Amounts Due From Intergroup Companies	470,077	72,042	515,160
Total current assets	481,867	73,849	530,377
Non-current assets:
Investment in subsidiaries and VIEs	(53,317)	(8,172)	62,087
Property and equipment, net			82
Total non-current assets	(53,317)	(8,172)	62,169
TOTAL ASSETS	428,550	65,677	592,546
Current liabilities:
Accrued payroll and welfare payable	840	129	390
Accrued expenses and other liabilities	6,752	1,035	3,139
Amounts due to intergroup companies	17,181	2,633	4,561
Total current liabilities	24,773	3,797	8,090
TOTAL LIABILITIES	24,773	3,797	8,090
Shareholders' equity:
Additional paid-in capital	2,602,883	398,909	2,547,293
Treasury shares	(143,780)	(22,035)	(143,780)
Accumulated other comprehensive income	128,441	19,684	141,484
Accumulated deficit and statutory reserve	(2,183,918)	(334,700)	(1,960,692)
Total BIT Mining Limited shareholders' equity	403,777	61,880	584,456
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	428,550	65,677	592,546
Parent Company [Member] | Class A Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	¥ 151	$ 22	145
Parent Company [Member] | Class B Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value			¥ 6